FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MAR 31,2011
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		APRIL 11, 2011
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	27 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1233082.569 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________
Chubb Corp           COM 	171232101 73147.185   1225862  SH Sole None Sole
ConocoPhillips       COM	20825C104 203,006.298 2541709  SH Sole None Sole
ConocoPhillips       COM	20825C104 2,260.321   28300    SH Sole None None
DR Horton Inc        COM	23331A109 71,945.059  6180847  SH Sole None Sole
DR Horton Inc        COM	23331A109 1,368.748   117590   SH Sole None None
Embraer SA           ADR        29082A107 15,795.949  469419   SH Sole None Sole
Fomento Econ. Mex.   ADR        344419106 7,670.247   130780   SH Sole None Sole
HJ Heinz Co          COM	423074103 140,908.238 2886281  SH Sole None Sole
HJ Heinz Co          COM	423074103 3,056.132   62600    SH Sole None None
Johnson & Johnson    COM	478160104 152,407.589 2571412  SH Sole None Sole
Johnson & Johnson    COM	478160104 2,557.501   43150    SH Sole None None
Lexmark Int. Inc     COM	529771107 259.350     7000     SH Sole None Sole
Microsoft Corp       COM	594918104 201,027.934 7926969  SH Sole None Sole
Microsoft Corp       COM	594918104 3,492.072   137700   SH Sole None None
Natuzzi SpA          ADR        63905A101 200.074     43400    SH Sole None Sole
Newfield Expl. Co    COM	651290108 334.488     4400     SH Sole None Sole
Oceaneering Int. Inc COM	675232102 223.700     2500     SH Sole None Sole
Petroleo Brasileiro  ADR        71654V101 23,655.006  665401   SH Sole None Sole
Pfizer Inc           COM	717081103 147,091.905 7242339  SH Sole None Sole
Pfizer Inc           COM	717081103 2,703.261   133100   SH Sole None None
Pulte Group Inc      COM	745867101 37,813.026  5116783  SH Sole None Sole
Pulte Group Inc      COM	745867101 573.464     77600    SH Sole None None
SK Telecom Co Ltd    ADR        78440P108 22,358.691  1189925  SH Sole None Sole
Ternium SA           ADR        880890108 17,222.879  479212   SH Sole None Sole
Time Warner Inc      COM	887317303 157,081.327 4398805  SH Sole None Sole
Time Warner Inc      COM	887317303 2,703.247   75700    SH Sole None None
Toll Brothers Inc    COM	889478103 233.168     11800    SH Sole None Sole
Turkcell Ilet Hizmet ADR        900111204 15,132.895  1006846  SH Sole None Sole